FAIR VALUE MEASUREMENTS (Details)	Jun. 30, 2020 USD ($)
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Cash and Marketable securities held in Trust Account	$ 414,025,917